Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment

December 31, 2017	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$20,406.5	(a)	$—	$—	$6,446.9	$4,445.9	$—	$1,577.2	$4,624.9	(a)
Transmission	18,942.3		3,053.6	5,336.1	3,019.9	1,504.0	2,419.2	858.8	1,679.8
Distribution	19,865.9		3,718.6	—	3,763.8	2,069.3	4,626.4	2,445.1	2,095.8
Other	3,224.8		457.6	130.0	399.5	552.3	485.5	282.0	416.8
CWIP	3,972.6	(a)	834.4	1,312.7	483.0	460.2	410.1	111.3	220.7	(a)
Less: Accumulated Depreciation	16,906.7		1,399.4	170.4	3,891.1	3,011.7	2,183.9	1,393.6	2,520.5
Total Regulated Property, Plant and Equipment - Net	49,505.4		6,664.8	6,608.4	10,222.0	6,020.0	5,757.3	3,880.8	6,517.5
Nonregulated Property, Plant and Equipment - Net	756.1		160.3	1.4	23.1	30.4	9.5	5.4	114.5
Total Property, Plant and Equipment - Net	$50,261.5		$6,825.1	$6,609.8	$10,245.1	$6,050.4	$5,766.8	$3,886.2	$6,632.0

December 31, 2016	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(a)	$—	$—	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(a)
Transmission	16,658.6		2,623.6	3,973.5	2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,527.2	—	3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		432.1	98.3	345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(a)	385.0	981.3	390.3	654.2	221.5	148.2	113.7	(a)
Less: Accumulated Depreciation	16,101.5		1,354.4	99.6	3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		5,613.5	4,953.5	9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		167.2	1.1	23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(b)	$5,780.7	$4,954.6	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization - Regulated

AEP
	2017						2016						2015
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.3%	-	3.7%	20	-	132	2.1%	-	4.0%	35	-	132	0.4%	-	3.1%	35	-	132
Transmission	1.6%	-	2.7%	15	-	100	1.5%	-	2.7%	15	-	100	1.4%	-	2.7%	15	-	81
Distribution	2.7%	-	3.7%	5	-	156	2.6%	-	3.7%	7	-	156	2.5%	-	3.7%	7	-	75
Other	2.3%	-	9.2%	5	-	84	3.1%	-	8.6%	5	-	84	2.9%	-	11.8%	5	-	75

AEP Texas
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	45	-	81	1.8%	45	-	81	1.8%	45	-	81
Distribution	3.6%	7	-	70	3.3%	7	-	70	3.3%	7	-	70
Other	8.7%	5	-	50	8.3%	5	-	50	9.7%	5	-	50

AEPTCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	20	-	100	1.6%	20	-	100	1.4%	20	-	75

APCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	35	-	112	3.1%	35	-	121	3.1%	35	-	121
Transmission	1.6%	15	-	68	1.5%	15	-	68	1.6%	15	-	68
Distribution	3.7%	10	-	57	3.7%	10	-	57	3.6%	10	-	57
Other	6.5%	5	-	55	6.0%	5	-	55	8.3%	5	-	55

I&M
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	20	-	132	2.4%	59	-	132	2.5%	59	-	132
Transmission	1.7%	50	-	75	1.7%	50	-	75	1.7%	50	-	75
Distribution	2.7%	10	-	70	2.8%	10	-	70	2.8%	10	-	70
Other	8.4%	5	-	45	8.6%	5	-	45	11.8%	5	-	45

OPCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.8%	5	-	57	2.8%	7	-	57	2.8%	7	-	57
Other	6.2%	5	-	50	5.9%	5	-	50	7.2%	5	-	50

PSO
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	35	-	85	2.4%	35	-	85	1.7%	35	-	70
Transmission	2.2%	45	-	100	2.2%	45	-	100	1.9%	40	-	75
Distribution	2.7%	27	-	156	2.7%	27	-	156	2.5%	7	-	65
Other	7.4%	5	-	84	6.4%	5	-	84	4.6%	5	-	40

SWEPCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.3%	40	-	70	2.1%	40	-	70	2.2%	40	-	70
Transmission	2.3%	50	-	73	2.2%	50	-	70	2.3%	50	-	70
Distribution	2.7%	25	-	70	2.6%	25	-	65	2.6%	25	-	65
Other	7.2%	5	-	55	6.8%	5	-	51	5.5%	5	-	51

Depreciation, Depletion and Amortization - Unregulated

	2017							2016							2015
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	2.4%	-	5.1%	15	-	66		2.8%	-	17.2%	40	-	66		2.5%	-	3.4%	35	-	66
Transmission	0.2%			40				2.3%			43	-	55		2.3%			43	-	55
Distribution	2.3%			40				1.3%			40	-	50		—%			0	-	0
Other	12.1%			5	-	50	(a)	9.1%			5	-	50	(a)	2.7%			5	-	50	(a)

(a)	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2016	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2017
	(in millions)
AEP (a)(b)(c)(d)	$1,934.9	$90.9	$2.4	$(104.5)	$82.0	$2,005.7
AEP Texas (a)(d)	25.5	1.2	—	(0.1)	0.1	26.7
APCo (a)(d)	127.1	7.0	—	(21.7)	12.6	125.0
I&M (a)(b)(d)	1,258.1	55.9	—	(0.1)	7.9	1,321.8
OPCo (d)	1.7	0.1	—	(0.1)	—	1.7
PSO (a)(d)	53.4	3.1	—	(0.5)	(2.0)	54.0
SWEPCo (a)(c)(d)	156.5	8.3	—	(0.3)	4.7	169.2

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (a)(b)(c)(d)	$1,916.3	$91.3	$0.8	$(139.9)	(e)	$66.4	$1,934.9
AEP Texas (a)(d)	24.0	1.1	—	(0.1)		0.5	25.5
APCo (a)(d)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (a)(b)(d)	1,253.8	55.6	—	(62.6)	(e)	11.3	1,258.1
OPCo (d)	1.4	0.1	0.2	—		—	1.7
PSO (a)(d)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (a)(c)(d)	125.4	7.0	0.2	(8.3)		32.2	156.5

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.30 billion and $1.24 billion as of December 31, 2017 and 2016, respectively.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

(e)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance For Equity Funds Used During Construction

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$93.7	$113.2	$131.9
AEP Texas	6.8	9.2	6.7
AEPTCo	52.3	52.3	53.0
APCo	9.2	11.7	13.8
I&M	11.1	15.3	11.6
OPCo	6.4	6.0	8.8
PSO	0.5	6.2	8.8
SWEPCo	2.4	11.0	26.4

Allowance For Borrowed Funds Used During Construction

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$48.6	$51.7	$61.3
AEP Texas	6.8	5.9	4.5
AEPTCo	20.2	15.6	17.7
APCo	5.3	6.3	6.9
I&M	6.7	7.2	5.0
OPCo	3.8	3.3	4.8
PSO	1.1	3.4	5.0
SWEPCo	2.1	6.9	14.8

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2017
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)(k)(l)	Coal	83.5%	$2.1	$4.2	$0.1
J.M. Stuart Generating Station (b)(k)	Coal	26.0%	—	—	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	343.1	5.3	214.2
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	364.8	8.9	81.6
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	589.8	7.8	406.3
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	456.4	1.9	254.6
Turk Generating Plant (j)(n)	Coal	73.3%	1,580.4	3.2	166.6
Transmission	NA	(d)	62.7	0.3	46.1
Total			$3,399.3	$31.6	$1,169.5

AEP Texas
Oklaunion Generating Station, Unit 1 (h)	Coal	54.7%	$350.7	$1.3	$194.1

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$1,093.9	$28.2	$562.6

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.7	$0.6	$60.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$343.1	$5.3	$214.2
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	364.8	8.9	81.6
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	589.8	7.8	406.3
Turk Generating Plant (j)(n)	Coal	73.3%	1,580.4	3.2	166.6
Total			$2,878.1	$25.2	$868.7

			Registrant’s Share as of December 31, 2016
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)(k)(l)	Coal	43.5%	$0.1	$1.3	$—
J.M. Stuart Generating Station (b)(k)	Coal	26.0%	—	0.8	—
Wm. H. Zimmer Generating Station (c)(k)(m)	Coal	25.4%	—	0.3	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	334.8	5.0	207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	454.8	1.3	246.0
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Transmission	NA	(d)	62.4	0.5	45.1
Total			$3,458.2	$18.8	$1,110.1

AEP Texas
Oklaunion Generating Station, Unit 1 (h)	Coal	54.7%	$349.6	$0.9	$186.5

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$936.1	$125.8	$535.1

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.2	$0.5	$59.4

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$334.8	$5.0	$207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Total			$2,940.9	$14.6	$819.0

(a)	Operated by AGR.

(b)	Operated by Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

(k)
Conesville Generating Station, Unit 4 was impaired as of September 30, 2016. J.M. Stuart Generating Station and Wm. H. Zimmer Generating Station were impaired as of November 30, 2016. See the “Impairments” section of Note 7.

(l)
In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, AGR acquired Dynegy Corporation’s 40% ownership interest in Conesville Generating Station, Unit 4. Subsequent to this transaction, AGR’s ownership percentage in Conesville Generating Station, Unit 4 is 83.5%.

(m)
In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, Dynegy Corporation acquired AGR’s 25.4% ownership interest in Wm. H. Zimmer Generating Station. Subsequent to this transaction, AGR has no ownership interest in Wm. H. Zimmer Generating Station. See the “Dispositions” section of Note 7.

(n)
In December 2017, SWEPCo recorded a $15 million pretax impairment related to the Louisiana jurisdictional share of Turk Plant. Amount reflects the impact of the impairment. See the “Impairments” section of Note 7.

NA	Not applicable.